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March 1, 2013

VIA EDGAR

Chad Eskildsen
U.S. Securities and Exchange Commission
Office of Disclosure and Review
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	First Eagle Funds (the Trust)
485APOS Filing - Registration Statement

Dear Mr. Eskildsen:

On behalf of First Eagle Funds, we herewith transmit the enclosed Registration Statement as a 485APOS filing pursuant to Rule 485(a) under the Securities Act of 1933. Please note that First Eagle Funds incorporates in this filing the new Class I shares of the Fund of America discussed in the Registration Statement originally filed on December 28, 2012 with effectiveness accelerated to March 1, 2013.

If you have any questions concerning the Registration Statement, please call me at (212) 848-8654 or Nathan J. Greene at (212) 848-4668.

Very truly yours,

/s/ Michael P. Shin
Michael P. Shin

Enclosures

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